Intangible assets—other - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of intangible assets material to entity [line items]
Net book value	$ 546	$ 521
Discontinued operations
Disclosure of intangible assets material to entity [line items]
Amortization charge for the year	5	22
Customer relationships
Disclosure of intangible assets material to entity [line items]
Net book value	265	230
Customer relationships | Jones Stephens
Disclosure of intangible assets material to entity [line items]
Net book value	$ 69	$ 80
Remaining amortisation period	7 years	8 years
Software
Disclosure of intangible assets material to entity [line items]
Net book value	$ 149	$ 141
Software | Discontinued operations
Disclosure of intangible assets material to entity [line items]
Amortization charge for the year	$ 2	$ 6